Nature of Operations and Basis of Presentation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 MT trains members	Dec. 31, 2022 MT trains members
Organization and Nature of Operations [Line Items]
Limited Liability Company (LLC) Number Of Members | members	1	1
Sabine Pass LNG Terminal [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains Operating | trains	6	6
Total Production Capability | MT	30	30
Sabine Pass LNG Terminal Expansion
Organization and Nature of Operations [Line Items]
Total Production Capability | MT	20
Number of Liquefaction LNG Trains | trains	3
Cheniere Energy Partners, LP | Cheniere [Member]
Organization and Nature of Operations [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	48.60%	48.60%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	100.00%	100.00%